Stockholders' Equity (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ZAR	May 15, 2009	Dec. 31, 2008	Dec. 31, 2011 Redeemable Preference Shares Class A [Member]	Dec. 31, 2011 Redeemable Preference Shares Class B [Member]	Dec. 31, 2011 Employee Share Ownership Plan [Member]	Dec. 31, 2010 Employee Share Ownership Plan [Member]	Dec. 31, 2009 Employee Share Ownership Plan [Member]	Dec. 31, 2011 Izingwe Holdings [Member] USD ($)	Dec. 31, 2010 Izingwe Holdings [Member] USD ($)	Dec. 31, 2009 Izingwe Holdings [Member] USD ($)	Dec. 31, 2009 Kibali Goldmines [Member] USD ($)
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Stock issued as part of equity offering completed on September 15, 2010		$ 773
Stock issued as part of equity offering completed on September 15, 2010 (shares)		18,140,000
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme (Shares)	889,593	823,411	1,131,916
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	26	25
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (Shares)	99,747	0	1,181
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings	20	12	3
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	10	7
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme (Shares)	156,958	230,921	189,787
Stock Issued During Period Shares Period Increase Decrease (shares)	1,076,298	18,914,332	8,947,046
Stockholders Equity Period Increase Decrease	60	821	315
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Value Acquisitions			280												280
Stock Issued During Period Shares Acquisitions (shares)															7,624,162
Equity Method Investment Initial Ownership Percentage															35.00%
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
E Shares Of Common Stock, Cancelled (shares)									922,328	708,872	171,943	(70,000)	(280,000)	0
E Shares Of Common Stock, Cancelled	$ 0	$ 0										$ 0	$ 0	$ 0
Stockholders' Equity
Common Stock Shares Authorized (shares)					600,000,000	400,000,000
Common Stock Par Or Stated Value (ZAR Per Share)				0.25
Common Stock Issuable Directors Discretion Percentage	5.00%
Common Stock Shares Authorized For Issue By Board Of Directors (shares)				19,112,117
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding (shares)							2,000,000	778,896